December 3, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Reference: USAA Mutual Funds Trust

1933 Act File No. 033-65572

1940 Act File No. 811-7852

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses for the USAA Aggressive Growth Fund, USAA Capital Growth Fund, USAA Growth Fund, USAA Growth & Income Fund, USAA High Income Fund, USAA Income Fund, USAA Income Stock Fund, USAA Intermediate-Term Bond Fund, USAA Money Market Fund, USAA Science &Technology Fund, USAA Short-Term Bond Fund, USAA Value Fund, and all relevant share classes) and Statement of Additional Information for the USAA Income Fund Class Z shares that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 191 to the registrant's Registration Statement filed on November 24, 2021, and the text of the Post-Effective Amendment No. 191 to the registrant's Registration Statement has been filed electronically.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at ewagner@vcm.com or (216) 898-2526.

Sincerely,

/s/ Erin G. Wagner

Erin G. Wagner

Secretary

USAA Mutual Funds Trust